Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Marketable Securities
3. Marketable Securities
As of June 30, 2020, the Company did not have any marketable securities.
As of December 31, 2019, the fair value of marketable securities by type of security was as follows (in thousands):

Description	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency treasuries and securities	$57,650	$49	$—	$57,699

Total	$57,650	$49	$—	$57,699

The estimated fair value and amortized cost of the Company’s available-for-sale
securities by contractual maturity are summarized as follows (in thousands):

	December 31, 2019
	Amortized Cost	Fair Value
Due in one year or less	$57,650	$57,699

Total	$57,650	$57,699

3. Marketable Securities
As of December 31, 2019, the fair value of marketable securities by type of security was as follows (in thousands):

Description	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency treasuries and securities	$57,650	$49	$—	$57,699

Total	$57,650	$49	$—	$57,699

As of December 31, 2018, the fair value of marketable securities by type of security was as following (in thousands):

Description	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency treasuries and securities	$101,027	$4	$(45)	$100,986

Total	$101,027	$4	$(45)	$100,986

The estimated fair value and amortized cost of the Company’s available-for-sale
securities by contractual maturity are summarized as follows:

	December 31, 2019
	Amortized Cost	Fair Value
	(In thousands)
Due in one year or less	$57,650	$57,699

Total	$57,650	$57,699

	December 31, 2018
	Amortized Cost	Fair Value
	(In thousands)
Due in one year or less	$101,027	$100,986

Total	$101,027	$100,986